Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Basis of Presentation of the Consolidated Financial Statements
2.	BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1. Accounting principles

The consolidated financial statements of Enel Chile as of December 31, 2025, approved by its Board of Directors at its meeting held on April 28, 2026, have been prepared in accordance with the accounting standards of International Financial Reporting Standards (IFRS Accounting Standards), issued by the International Accounting Standards Board (IASB).

These consolidated financial statements reflect faithfully the financial position of Enel Chile and its subsidiaries as of December 31, 2025, December 31, 2024, and January 1, 2024 and the results of operations, changes in equity, and cash flows for the years ended December 31, 2025, 2024, and 2023 and the related notes.

These consolidated financial statements have been prepared undergoing concern assumptions on a historical cost basis, except when, in accordance with IFRS Accounting Standards, those assets and liabilities are measured at a fair value.

Appendix 1 Detail of Assets and Liabilities in Foreign Currency; Appendix 2 Additional Information Circular No. 715 of February 2, 2012; Appendix 2.1 Supplementary Information on Trade Receivables; Appendix 2.2 Estimates of Sales and Purchases of Energy, Power and Toll; and Appendix 3 Detail of Due Dates of Payments to Suppliers form an integral part of these consolidated financial statements.

2.2. New accounting pronouncements

a)	The following accounting pronouncement has been adopted by the Group effective beginning on January 1, 2025

Amendments and Improvements	Mandatory application for annual periods beginning on or after:

Amendments to IAS 21: Lack of Exchangeability	January 1, 2025

Amendments to IAS 21: “Lack of Exchangeability”

On August 15, 2023, the IASB issued amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” to respond to commentary from stakeholders and concerns on the diversity in practice when accounting for the lack of exchangeability between currencies.

These amendments establish criteria that will allow entities to apply a consistent approach to assess whether or not a currency is exchangeable into another and, when it is not, determining the exchange rate to be used and the disclosures to be provided. The amendment establishes that a currency is exchangeable into another at the measurement date when an entity can exchange that currency into another currency within a timeframe that includes a normal administrative delay and through an exchange market or mechanism in which an exchange transaction would create enforceable rights or obligations.

These amendments are effective for annual periods beginning on or after January 1, 2025.

The adoption of these amendments did not have any impact on the Group's consolidated financial statements at the initial application date.

b)	Accounting pronouncements effective for periods beginning on January 1, 2026 and thereafter

As of the date of issuance of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB:

Standards, amendments and improvements	Mandatory application for annual periods beginning on or after:

Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments	January 1, 2026

Annual Improvements to IFRS Accounting Standards (Volume 11):	January 1, 2026

- IFRS 1 First-time Adoption of IFRS

- IFRS 7 Financial Instruments: Disclosures

- IFRS 9 Financial Instruments

- IFRS 10 Consolidated Financial Statements

- IAS 7 Statement of Cash Flows

Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity	January 1, 2026

IFRS 18: Presentation and Disclosure in Financial Statements	January 1, 2027

IFRS 19: Subsidiaries without Public Accountability: Disclosures	January 1, 2027

Amendments to IAS 21: Translation to a Hyperinflationary Presentation Currency	January 1, 2027

Amendments to IFRS 9 and IFRS 7 “Classification and Measurement of Financial Instruments”

On May 30, 2024, the IASB issued limited scope amendments to the requirements for the classification and measurement of financial instruments in IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. These amendments are a response to the comments of the “Post-implementation review” of the 2022 Accounting Standards and clarify the requirements in areas where the stakeholders have expressed concerns or where new issues have arisen from the issuance of IFRS 9.

These amendments address the following issues:

-	settlement of financial liabilities through an electronic payment system; and
-	classification of financial assets, including those with ESG (Environmental, Social and Governance) features

The IASB also changed the disclosure requirements related to investments in equity instruments designated at fair value through other comprehensive income and added disclosure requirements for financial instruments with contingent features that are not directly related to the risks and basic costs of loans.

These amendments are applicable retrospectively for annual periods beginning on or after January 1, 2026 and early adoption is permitted.

Management has conducted an assessment of the estimated impacts of these amendments and concluded that their adoption will not generate significant effects on the Group’s consolidated financial statements at the initial application date.

Annual Improvement to IFRS Accounting Standards (Volume 11)

On July 18, 2024, the IASB issued limited amendments to IFRS Accounting Standards and the accompanying guide as part of its regular Standards maintenance process. Annual improvements are limited to changes that clarify the wording of an IFRS Accounting Standard or correct relatively minor undesired consequences or conflicts between the requirements in IFRS Accounting Standards.

These amendments include clarifications, simplifications, corrections and changes destined to improve the consistency of the following IFRS Accounting Standards:

•	IFRS 1 First-time Adoption of International Financial Reporting Standards
•	IFRS 7 Financial Instruments: Disclosures
•	IFRS 9 Financial Instruments
•	IFRS 10 Consolidated Financial Statements
•	IAS 7 Statement of Cash flows

These amendments are effective for annual periods beginning on or after January 1, 2026 and early adoption is permitted.

Management has conducted an assessment of the estimated impacts of this amendment and concluded that its adoption will not generate effects on the Group’s consolidated financial statements at its initial application date.

Amendments to IFRS 9 and IFRS 7 “Contracts referencing nature-dependent electricity”

On December 18, 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. These amendments are intended to help companies better report financial effects of nature-dependent electricity contracts in their financial statements, which are often structured as power purchase agreements.

Nature-dependent electricity contracts help companies secure their electricity supply from sources, such as wind and solar power. The amount of electricity generated under these agreements can vary depending on uncontrollable factors, such as weather conditions. Current accounting requirements may not adequately reflect how these contracts affect a company’s performance.

The amendments relate to own use requirements and hedge accounting requirements, together with related disclosures.

These amendments are effective for annual periods beginning on or after January 1, 2026 and early adoption is permitted.

Management has conducted an assessment of the estimated impacts of this amendment and concluded that its adoption will not generate effects on the Group’s consolidated financial statements at its initial application date.

IFRS 18 “Presentation and Disclosure in Financial Statements”

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements for the purpose of improving the transparency and comparability of information on the financial performance of companies, allowing better investing decisions. The new standard supersedes IAS 1 “Presentation of Financial Statements”.

IFRS 18 introduces three sets of new requirements to improve an entity’s reporting of its financial performance and provide investors with a better basis to analyze and compare companies:

●	Improves comparability of the statement of profit or loss. The Standard introduces three defined categories of revenue and expenses (operating, investing and financing) to improve the structure of the statement of profit or loss and requires the presentation of new defined subtotals, including operating profit. The improved structure and new subtotals will provide investors with a consistent starting point to analyze the performance of companies and facilitate comparison of companies.
●	Greater transparency in the performance measures defined by management. The Standard requires that companies disclose explanations for specific measures related to the statement of profit or loss, referred to as “performance measures defined by management”. The new requirements will improve the transparency of the performance measures defined by management and will make them subject to audit.
●	More useful grouping of information in the financial statements. The standard established improved guidelines on how to organize information and whether to provide it in the primary financial statements or the notes.

The new standard is applicable for annual periods beginning on or after January 1, 2027 and early adoption is permitted.

Management is assessing the potential impact of the adoption of IFRS 18 on the Group’s consolidated financial statements.

IFRS 19 “Subsidiaries without Public Accountability - Disclosures”

On May 9, 2024, the IASB issued IFRS 19 Subsidiaries without Public Accountability: Disclosures, whose objective is to allow eligible subsidiaries to opt for using IFRS Accounting Standards with reduced disclosures. The new Standard seeks to reduce the cost of preparation of the financial statements of subsidiaries, while maintaining the usefulness of the information for its users.

Subsidiaries are eligible to apply IFRS 19 if they have no public accountability and their Parent applies IFRS Accounting Standards in its consolidated financial statements. A subsidiary has no public accountability if it does not have shares or debt that is traded in a stock exchange, and it does not act in a fiduciary capacity for the assets of a broad group of outsiders. Entities that choose to apply IFRS 19 must still apply the recognition, measurement and presentation requirements of other IFRS Accounting Standards.

An entity can elect to apply IFRS 19 for annual periods beginning on or after January 1, 2027 and early adoption is permitted.

Management has determined that IFRS 19 is not applicable to the consolidated financial statements of the Group because Enel Chile does not meet the eligibility criteria.

Amendment to IAS 21 “Translation to a Hyperinflationary Presentation Currency”

On November 13, 2025, the IASB issued amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates”, to clarify certain situations regarding the translation of financial statements of hyperinflationary economies.

These amendments establish translation criteria for financial statements of entities whose functional currency is that of a non-hyperinflationary economy into a presentation currency of a hyperinflationary economy. They also clarify the translation method for entities with presentation currencies that cease to be of a hyperinflationary economy and whose functional currency is that of a non-hyperinflationary economy. Lastly, they establish a different approach when an entity’s functional currency and presentation currency are the currency of a hyperinflationary economy, and the entity translates the results and financial position of a foreign operation whose functional currency is that of a non-hyperinflationary economy.

These amendments will be effective for annual periods beginning on January 1, 2027 and early application is permitted.

Management has performed an assessment of the estimated impacts of this amendment and concluded that its adoption will not have effects on the Group’s consolidated financial statements at the date of its initial application.

2.3. Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Group’s management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The information included in the consolidated financial statements is selected based on a materiality analysis conducted in accordance with the requirements set out in IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement No. 2 “Making Materiality Judgements” and based on investor expectations.

The most significant areas where material judgment has been required are:

-The identification of Cash Generating Units (CGU) for impairment testing (see Note 4.e).

-The hierarchy of information used to measure assets and liabilities at fair value (see Note 4.h).

-Application of the revenue recognition model in accordance with IFRS 15 (see Note 4.q).

-Determination of the functional currency of Enel Chile and each of its subsidiaries, including the application of the accounting for the change in functional and presentation currency (see Note 3).

Accounting estimates generally refer to:

-	The valuations performed to determine the existence of impairment losses in non-financial assets and goodwill (see Note 4.e).
-	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 4.m.1 and 26).
-	The useful lives of property, plant and equipment and intangible assets (see Notes 4.a and 4.d).
-	The assumptions used to calculate the fair value of financial instruments (see Notes 4.h and 23).
-	The energy supplied to customer whose meters have not yet been read.
-

Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 2.2).

-	The interpretation of new normative related to the regulation of the Electric Sector, whose final economic effects will be determined by the resolutions of the relevant agencies (see Notes 5 and 9).
-	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 4.m).
-	Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 4.a).
-

The tax results of the different Group subsidiaries that will be reported to the respective tax authorities in the future, and other estimates have been used as a basis for recording the different income tax related balances in these consolidated financial statements (see Note 4.p).

-	The fair value of assets acquired, and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.
-	Determination of expected credit losses on financial assets (see Note 4.g.3).
-	In the measurement of lease liabilities, determination of the lease term of contracts with renewal options, as well as the rates to be used to discount lease payments (see Note 4.f.1).

Estimates and judgements by Management have been made based on the best information available at the date of issuance of these consolidated financial statements, and are based on past experiences and other factors considered reasonable given the circumstances. Accordingly, actual results may differ from these estimates. Estimates and assumptions are periodically reviewed and the effects of any changes are reflected in results if they only involve that period. If the review involves both the current period and the future period, the change is recognized in the period in which the review is conducted and in the related future periods.

2.4.Subsidiaries

Subsidiaries are defined as those entities controlled, directly or indirectly by Enel Chile. Control is exercised if and only if the following conditions are met: Enel Chile has i) power over the subsidiary; ii) exposure, or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

Enel Chile has power over its subsidiaries when it holds the majority of substantive voting rights, or if this is not the case, when it holds the rights that grant it present capacity to direct their relevant activities, i.e., the activities that significantly affect the subsidiary’s performance.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the control elements listed above.

Subsidiaries are consolidated as described in Note 2.7.

The entities in which the Group has the ability to exercise control and consequently are included in consolidation in these consolidated financial statements are detailed below.

				Ownership as of 12-31-2025			Ownership as of 12-31-2024			Ownership as of 01-01-2024
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
96.800.570-7	Enel Distribución Chile S.A.	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	U.S. dollar	93.55%	—	93.55%	93.55%	—	93.55%	93.55%	—	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	U.S. dollar	—	92.65%	92.65%	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile S.p.A.	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%	100.00%	—	100.00%
76.412.562-2	Enel Green Power Chile S.A.	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%	99.99%	—	99.99%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%	—	84.59%	84.59%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%	—	60.91%	60.91%
77.741.548-4	Enel Mobility Chile SpA	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%	100.00%	—	100.00%
77.569.067-4	Enel X Way Chile S.p.A. (i)	Chile	Chilean peso	62.46%	—	62.46%	62.46%	—	62.46%	—	—	—

2.4.1Changes in the scope of consolidation

2025

No changes occurred.

2024

i.	On August 1, 2024, Enel Chile participated in a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. As a result of this capital increase, Enel Chile´s ownership interest in Enel X Way Chile S.p.A. increased from 49% to 62.46%, thereby gaining control of the company and resulting in this company becoming a subsidiary.

2023

ii.	On January 1, 2023, the spin-off by Enel Green Power Chile S.A. was completed, resulting in the incorporation of a new company, Arcadia Generación Solar S.A. In this process, assets and liabilities associated with the solar plants Carrera Pinto, Pampa Solar Norte, Diego de Almagro, and Domeyko were allocated to Arcadia Generación Solar S.A., The shareholders of Enel Green Power Chile S.A. received a number of shares of Arcadia Generación Solar S.A. equal to the number of shares they held in Enel Green Power Chile S.A. On October 24, 2023, Enel Chile completed the sale of all the shares it owned in Arcadia Generación Solar S.A., equivalent to 99.99% of the capital, to Sonnedix Chile Arcadia SpA and Sonnedix Chile Arcadia Generación SpA. (See Note 5.1).
iii.	On April 24, 2023, the subsidiary Enel X Chile SpA completed the spin-off of assets related to the public electric charging infrastructure, which were contributed to a new company named Enel Mobility Chile SpA, which is now a wholly owned subsidiary.

2.5. Investments in associates

Associates are entities over which Enel Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the decisions related to the financial and operating policy of the associate but without having control or joint control over those policies.

In assessing significant influence, the Group takes into account the existence and effect of currently exercisable voting rights or convertible rights at the end of each reporting period, including currently exercisable voting rights held by the Company or other entities. In general, significant influence is presumed to be present in those cases in which the Group has more than 20% of the voting power of the investee.

Associates are accounted for in the consolidated financial statements using the equity method of accounting as described in Note 4.i.

The detail of the companies that qualify as associates is the following:

				Ownership as of 12-31-2025			Ownership as of 12-31-2024			Ownership as of 01-01-2024
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina S.p.A.	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%	—	25.00%	25.00%
77.569.067-4	Enel X Way Chile S.p.A.(i)	Chile	Chilean peso	—	—	—	—	—	—	49.00%	—	49.00%
i.

On August 1, 2024, Enel Chile participated in a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. As a result of this capital increase, Enel Chile´s ownership interest in Enel X Way Chile S.p.A. increased from 49% to 62.46%, thereby gaining control of the company and resulting in Enel X Way Chile S.p.A. becoming a subsidiary.

2.6. Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, i.e., when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-	Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are included in the consolidated financial statements using the equity method of accounting, as described in Note 4.i.
-	Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are included in the consolidated financial statements recognizing the proportional interest in the assets and liabilities impacted by such operation.

In determining the type of joint arrangement in which it is involved, the Group’s Management assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

The detail of companies classified as joint ventures is as follows:

				Ownership as of 12-31-2025			Ownership as of 12-31-2024			Ownership as of 01-01-2024
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
77.110.358-8	HIF H2 SpA.	Chile	U.S. dollar	—	50.00%	50.00%	—	50.00%	50.00%	—	50.00%	50.00%

Currently, Enel Chile is not involved in any joint arrangement that qualifies as a joint operation.

2.7. Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations of intra-group transactions have been made.

The comprehensive income from subsidiaries is included in the consolidated statement of comprehensive income from the date when the Enel Chile obtains control of the subsidiary until the date on which it loses control of the subsidiary.

The Group records business combinations using the acquisition method when all the activities and assets acquired meet the definition of a business and control is transferred to the Group. To be considered a business, a set of activities and assets acquired must include at least one input and a substantive process applied to it that, together, contribute significantly to the ability to create output. IFRS 3 provides the option of applying a “concentration test” that allows a simplified assessment of whether a set of acquired activities and assets is not a business. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The operations of Enel Chile and its subsidiaries have been consolidated under the following basic principles:

1.	At the date the Parent Company obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS Accounting Standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, IFRS Accounting Standards allow valuation of the non-controlling interests in the acquiree on the date of acquisition: i) at fair value; or ii) for the proportional ownership of the identifiable net assets of the acquiree, with the latter being the methodology that the Group has systematically applied to its business combinations.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained about events and circumstances that existed on the acquisition date, but which were unknown to Management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Parent Company measures at fair value the participation previously held in the equity of the acquiree on the date of acquisition and the resulting gain or loss, if any, is recognized in profit or loss of the period.

2.

Non-controlling interests in equity and in the comprehensive income of the consolidated subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Profit (loss) attributable to non-controlling interests” and “Comprehensive income attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	Balances and transactions between consolidated companies have been fully eliminated on consolidation.
4.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, is recognized directly in equity attributable to shareholders of the Parent Company.

5.

Business combinations under common control are accounted for using the “pooling of interest” method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recorded in the ultimate parent company, although subsequent accounting adjustments may be needed to align the accounting policies of the companies involved. The Group does not apply a retrospective item of business combinations under common control.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in equity as a charge or credit to “Other reserves”.

2.8. Functional currency

The functional and presentation currency of the consolidated financial statements of Enel Chile is the U.S. dollar (US$). The functional currency has been determined, considering the economic environment in which the Company operates. (See Note 3).

This conclusion is based on the fact that the US$ is the currency that fundamentally influences the Company’s financing activities, capital issuances and cash and cash equivalents. Due to the above, the US$ reflects the underlying transactions, events and conditions that are relevant to Enel Chile S.A.

Any information presented in US$ has been rounded to the closest thousand (ThUS$) or million (MUS$), unless indicated otherwise.

2.9. Conversion of financial statements denominated in foreign currency

Conversion of the financial statements of the Group companies that have functional currencies different than US$, and do not operate in hyperinflationary economies, is carried out as follows:

a.	Assets and liabilities, using the exchange rate prevailing at the closing date of the financial statements.
b.	Statements of comprehensive income using the average exchange rate for the period (unless this average is not a reasonable approximation of the cumulative effect of the exchange rate existing on the transaction dates, in which case the exchange rate on the date of each transaction is used).
c.	Equity is maintained at the historical exchange rate on the date of its acquisition or contribution, and at the average exchange rate as of the date of generation for retained earnings.
d.	Foreign currency translation differences generated in the conversion of the financial statements are recorded under “Foreign currency translation gains (losses)” in the consolidated statement of comprehensive income in Other comprehensive income (see Note 27.3).

The financial statements of subsidiaries, the functional currency of which is that of a hyperinflationary economy, are first adjusted for inflation, recording any gain or loss in the net monetary position in profit or loss. Subsequently, all items (assets, liabilities, equity items, expenses and revenue) are converted at the exchange rate prevailing at the closing date of the most recent statement of financial position. Changes in the Company’s net investment in the subsidiary, which operates in a hyperinflationary economy, based on the application of the price-level restatement/translation method, are recorded as follows: (i) the effect of restatement due to inflation is recognized directly in Equity, under the account "Other reserves"; and (ii) the translation effect is recognized in Gains (losses) from foreign currency translation, in the consolidated statements of comprehensive income.

Argentine Hyperinflation

Beginning in July 2018, the Argentine economy has been considered to be hyperinflationary in accordance with the criteria established in IAS 29 “Financial Reporting in Hyperinflationary Economies”. This determination was made on the basis of a number of qualitative and quantitative criteria, especially the presence of accumulated inflation in excess of 100% during the three previous years.

In accordance with IAS 29, the financial statements of the Argentine branch owned by Enel Generación Chile S.A., a subsidiary of Enel Chile, have been restated retrospectively, applying the general price index at historical cost, to reflect changes in the purchasing power of the Argentine peso, as of the closing date of these consolidated financial statements.

The general price indexes used at the end of the reporting periods are as follows:

General price index
From January to December 2023	211.41%
From January to December 2024	117.76%
From January to December 2025	31.55%

The effects of the application of this standard on these consolidated financial statements are detailed in Note 34.

Exchange rates

The exchange rates used for the translation of the financial statements of the different subsidiaries with a functional currency other than the Group's functional currency are recorded at the following values (foreign currency against the US$):

	As of December 31,
	2025		2024		2023
	Close	Average	Close	Average	Close	Average
Chilean peso	907.13	950.43	996.46	943.74	877.12	839.91
Argentine peso	1,455.00	1,250.90	1,032.00	915.43	808.45	294.68